ACQUISITIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2014 Golar Igloo [Member]	Jun. 30, 2014 Golar Igloo [Member]	Mar. 28, 2014 Golar Igloo [Member]	Mar. 31, 2013 Golar Maria [Member]	Jun. 30, 2013 Golar Maria [Member]	Feb. 07, 2013 Golar Maria [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 156,001	$ 156,001		$ 127,910	$ 127,910
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			310,000			215,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities						(3,096)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets			3,636
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			(161,270)			(89,525)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			682			7,981
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other			2,953
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities						(2,450)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			(156,001)			(127,910)
Goodwill			0			0
Business Combination, Consideration Transferred	148,730			125,500
Purchase price adjustments on acquisition		$ 3,600	$ 3,635			$ 5,506